Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost Components (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Pension Benefits
Components of net periodic pension benefit cost (credit):
Service cost	$ 4	$ 4	$ 7	$ 7
Interest cost	21	22	41	43
Expected return on plan assets	(23)	(23)	(46)	(45)
Amortization of prior service (credit) cost	(1)	(1)	(1)	(2)
Amortization of actuarial loss	4	6	8	11
Net periodic pension benefit cost (credit)	5	8	9	14
Other Benefits
Components of net periodic pension benefit cost (credit):
Interest cost	3	3	6	6
Expected return on plan assets	(3)	(3)	(6)	(6)
Amortization of prior service (credit) cost	(7)	(8)	(13)	(16)
Net periodic pension benefit cost (credit)	$ (7)	$ (8)	$ (13)	$ (16)